Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Cash flows from operating activities:
Net loss	$ (13,695,364)	$ (1,744,655)	$ (5,546,591)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	129,135	16,451	17,055
Amortization of intangible assets	3,055,900	389,292	2,464,762
Amortization of right-of-use assets and interest of lease liabilities	742,500	94,587	751,883
Allowance for credit losses	(1,552)	(198)	72,706
Deferred tax benefit	(211,956)	(27,001)	(893,363)
Changes in operating assets and liabilities:
Accounts receivable	751,009	95,671	1,394,196
Prepaid expenses	5,224,104	665,500	(18,145,576)
Deposits and other current assets	(219,040)	(27,903)	(403,250)
Accrued expenses and other payables	(1,292,929)	(164,706)	(1,405,535)
Contract liabilities	3,628,989	462,297	4,870,301
Income tax payable	0	0	(124,069)
Operating lease liabilities	(742,500)	(94,587)	(757,500)
Net cash used in operating activities	(2,631,704)	(335,252)	(17,704,981)
Cash flows from investing activities:
Purchase of property and equipment	(31,020)	(3,952)	(8,900)
Costs incurred for software development	(1,838,298)	(234,181)	(3,712,889)
Net cash used in investing activities	(1,869,318)	(238,133)	(3,721,789)
Cash flows from financing activities:
Repayment of bank borrowings	(1,988,392)	(253,302)	(1,901,322)
Repayment to a related party	(306,110)	(38,995)	0
Proceeds from IPO, net of offering costs	0	0	49,360,502
Net cash provided by (used in) financing activities	(2,294,502)	(292,297)	47,459,180
Effect of exchange rate changes on cash and restricted cash	12,789	1,629	3,480
Net change in cash and restricted cash	(6,782,735)	(864,053)	26,035,890
Cash and restricted cash, beginning of period	21,999,787	2,802,556	6,810,418
Cash and restricted cash, end of period	15,217,052	1,938,503	32,846,308
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash and cash equivalents	12,877,052	1,640,410	30,506,308
Restricted cash	2,340,000	298,093	2,340,000
Total cash and restricted cash	15,217,052		32,846,308
Supplemental disclosure information:
Cash paid for income tax	0	0	124,069
Cash paid for interest	$ 87,367	$ 11,128	$ 180,614